SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Selected Statements Of Operations Data
a.	Research and development expenses:

	Year ended December 31,
	2012	2013	2014

Total costs	$13,633	$17,238	$17,446
Less - capitalized software development costs	(3,464)	(5,392)	(6,094)

Research and development expenses	$10,169	$11,846	$11,352

Schedule Of Net Of Financial Income
b.	Financial income, net:

Financial income:
Interest	$201	$188	$356
Foreign currency translation	501	644	883

	702	832	1,239
Financial expenses:
Derivatives (gains) losses	(97)	(387)	397
Foreign currency translation	284	155	586
Bank charges and other	322	544	132

	(509)	(312)	(1,115)

Financial income, net	$193	$520	$124